Taxation - Schedule of Exceptional Tax Credits or Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credits)/charges	£ 596	£ 732	£ 496
US tax reform [member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credits)/charges	(354)
UK Transfer Pricing Settlement [member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credits)/charges	143
UK Industrial Building Allowance [member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credits)/charges	21
Brand and Tangible Asset Impairment [Member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credits)/charges	(13)		(10)
Sale of businesses [member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credits)/charges		7	(49)
Customer claim in India [member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credits)/charges		(11)
Disengagement agreements relating to United Spirits Limited [member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credits)/charges			3
Total exceptional items [member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credits)/charges	£ (203)	£ (4)	£ (56)